RELATED PARTY TRANSACTIONS (Details) € in Thousands	Dec. 31, 2020 EUR (€)	Apr. 22, 2020 JPY (¥)	Dec. 31, 2019 EUR (€)	Aug. 19, 2019 JPY (¥)	Aug. 02, 2019 USD ($)	Mar. 27, 2019 MYR (RM)
Related Party Transaction [Line Items]
Operating lease, liability | €			€ 2,684
Loans Payable [Member]
Related Party Transaction [Line Items]
Loan amount | €	€ 6,000
EDAP Technomed Co Ltd. [Member] | JAPAN
Related Party Transaction [Line Items]
Loan amount | ¥		¥ 50,000,000
EDAP Technomed Co Ltd. [Member] | JAPAN | Loans Payable [Member]
Related Party Transaction [Line Items]
Loan amount | ¥				¥ 80,000,000
EDAP Technomed Sdn Bdh [Member] | Malaysia | Loans Payable [Member]
Related Party Transaction [Line Items]
Loan amount | RM						RM 65,464.85
EDAP Technomed Inc. [Member] | Car Lease Required Personal Warranty [Member] | President [Member]
Related Party Transaction [Line Items]
Operating lease, liability | $					$ 28,756.44